DAILY INCOME FUND

1411 BROADWAY, 28TH FLOOR

NEW YORK, NEW YORK 10018

September 22, 2011

VIA EDGAR

Securities and Exchange Commission

Division of Investment management

100 F Street, NE

Washington, DC 20549

Re:	Daily Income Fund (the “Fund”)
1933 Act File No. 033-74470
1940 Act File No. 811-8312

Ladies and Gentlemen:

On behalf of RNT Natixis Liquid Prime Portfolio of Daily Income Fund (the “Portfolio”), and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information. The interactive data files included as an exhibit to this filing relate to the supplement filed with the Securities and Exchange Commission on behalf of the Portfolio pursuant to Rule 497(e) on September 15, 2011 (Accession No. 0000918267-11-000026 ), which is incorporated by reference into this Rule 497 Document.

Any communications relating to this filing should be directed to the undersigned at (212) 830-5295.

Regards,

/s/ Christine Manna

Christine Manna

Fund Secretary